Retirement Plans (Details 11) (Pension Plans, Defined Benefit [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Pension Plans, Defined Benefit [Member]
Expected payments
2013	$ 149
2014	162
2015	169
2016	174
2017	186
2018-2022	$ 954